Research and Development (Schedule of Research and Development) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development [Abstract]
Consultants and subcontractors		$ 3,640	$ 7,994	$ 14,014
Salaries and related expenses		1,848	2,715	3,362
Lease and maintenance		79	101	137
Share-based compensation		158	401	407
Other expenses		108	116	461
Total	[1]	$ 5,833	$ 11,327	$ 18,381

[1]	Includes expenses related to related parties of $1,014 thousand, $1,228 thousand and $1,324 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.